DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2019
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

NOTE 47 - DISCONTINUED OPERATIONS

The Company held auctions for the sale of its then subsidiaries in the distribution segment during 2018 in accordance with its PDNG. The then controlled companies Eletroacre, Cepisa, Ceron and Boa Vista had their share purchase and sale contracts signed in 2018, while Ceal and Amazonas Distribuidora had their controls transferred on March 18, 2019 and April 10, 2019, respectively.

As these companies represented all transactions in the distribution segment, transactions in this segment were presented in the financial statements as of December 31, 2018 as discontinued operations. Accordingly, the income statement and the accompanying notes to the comparative year of December 31, 2018 are being restated in accordance with IFRS 5, to present these distribution segment transactions separately from continuing operations.

We present below the results and cash flows of discontinued operations, the year ended December 31, 2019 with information from Ceal and Amazonas Distribuidora, and the period ended December 31, 2018, consisting of all distributors.

•	Result of discontinued operations:

	12/31/2019	12/31/2018	12/31/2017
		(Revised)
Net operating revenue	1,648,758	11,881,505	9,597,517
Operating costs	(1,540,551)	(7,294,157)	(7,109,832)
Operating expenses	(2,461,635)	(5,767,169)	(2,143,618)
Operating income before financial income	(2,353,428)	(1,179,821)	344,067
Net financial income	(337,401)	(1,572,694)	(3,502,329)
Effect on sale of subsidiary	6,118,816	2,967,098	—
Operating income before taxes	3,427,987	214,583	(3,158,262)
Income tax expense and social contribution	(143,012)	(313,806)	(14,659)
Profit (Loss) on discontinued operations	3,284,975	(99,223)	(3,172,921)

•	Effects on cash flow statement

	12/31/2019	12/31/2018	12/31/2017
		(Revised)
Operational Activities
Revenue before income tax and social contribution	3,427,987	214,583	(3,158,262)
Adjustments:
Depreciation and amortization	—	150,732	227,397
Monetary and exchange variations, net	5,396	(74,216)	(302,012)
Financial charges	361,536	2,264,293	3,609,616
Profit from the sale of shareholdings	(5,037,140)	(2,967,097)	(1,524,687)
Net operating provisions	2,058,053	2,475,670	1,046,973
Others	(1,416,476)	(136,601)	(664,140)
	(4,028,631)	1,712,780	2,393,147

Net profit from changes in operating assets and liabilities	451,783	(1,971,156)	(953,549)
Payment of financial charges	(36,404)	(40,088)	(121,073)
Payment of income tax and social contribution	(143,012)	(102,072)	—
Payment of refinancing of taxes and contributions - principal	(3,769)	(16,809)	(10,414)
Payment of legal contingencies	(48,000)	(227,204)	(74,066)
Judicial deposits	49	(116,610)	(2,116)
Net cash from operating activities	(379,997)	(546,575)	(1,926,333)

Financing activities
Loans and financing obtained	449,422	85,156	2,190,673
Payment of loans and financing - principal	(34,698)	(1,019,908)	(153,379)
Global reversal reserve resources	—	1,484,127	—
Others	—	(329)	(7,653)
Net cash from financing activities	414,724	549,046	2,029,641

Investment activities
Acquisition of property, plant and equipment	(60)	(17,538)	(23,844)
Acquisition of intangible assets	(746)	(20,014)	(34,107)
Others	7,143	7,406	(19,599)
Net cash from investment activities	6,337	(30,146)	(77,550)
Net cash from discontinued operations	41,064	(27,675)	25,758